Document and Entity Information	Oct. 28, 2026
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Oct. 28, 2026
Entity Registrant Name	KRONOS WORLDWIDE, INC.
Entity Incorporation, State or Country Code	DE
Securities Act File Number	1-31763
Entity Tax Identification Number	76-0294959
Entity Address, Address Line One	5430 LBJ Freeway
Entity Address, Address Line Two	Suite 1700
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75240-2620
City Area Code	972
Local Phone Number	233-1700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	KRO
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001257640
Amendment Flag	false